Risk management	12 Months Ended
Dec. 31, 2021
Risk Management
Risk management

36.	Risk management

The Company is exposed to a variety of risks arising from its operations, including price risk (related to crude oil and oil products prices), foreign exchange rates risk, interest rates risk, credit risk and liquidity risk. Corporate risk management is part of the Company’s commitment to act ethically and comply with the legal and regulatory requirements of the countries where it operates. To manage market and financial risks the Company prefers structuring measures through adequate capital and leverage management. While managing risks, the Company considers its corporate governance and controls, technical departments and statutory committees monitoring, under the guidance of the Board of Executive Officers and the Board of Directors. The Company takes account of risks in its business decisions and manages any such risk in an integrated manner in order to enjoy the benefits of diversification.

36.1.	Derivative financial instruments

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of December 31, 2021 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	12.31.2021	12.31.2020	12.31.2021	12.31.2020
Derivatives not designated for hedge accounting
Future contracts - total (*)	(1,308)	(240)	(1)	(10)
Long position/Crude oil and oil products	1,380	3,927	-	-	2022
Short position/Crude oil and oil products	(2,688)	(4,167)	-	-	2022
SWAP (**)					−
Short call/Soybean oil (**)	(11)	−	−	-	2022
Forward contracts
Long position/Foreign currency forwards (GPD/USD) (***)	−	GBP 354	-	23	2021
Swap
Foreign currency / Cross-currency Swap (***)	GBP 583	GBP 615	23	44	2026
Foreign currency / Cross-currency Swap (***)	GBP 442	GBP 600	(50)	(26)	2034
Swap - IPCA	3,008	R$ 3,008	(1)	47	2029/2034
Foreign currency / Cross-currency Swap (***)	US$ 729	US$ 729	(221)	(244)	2024/2029
Total recognized in the Statement of Financial Position			(250)	(166)
(*) Notional value in thousands of bbl.
(**) Notional value in thousands of tons.
(***) Amounts in US$ million.

	Gains/ (losses) recognized in the statement of income
	2021	2020	2019
Commodity derivatives
Crude oil - 36.2 (a)	−	(502)	(216)
Gasoline - 36.2 (b)	−	−	11
Diesel - 29.2 (b)	−	−	(12)
Other commodity derivative transactions - 29.2 (b)	(79)	194	(153)
Recognized in Other Income and Expenses	(79)	(308)	(370)
Currency derivatives
Swap Pounds Sterling x Dollar - 36.3 (b)	(85)	11	(18)
NDF – Euro x Dollar - 36.3 (b)	−	(23)	(153)
NDF – Pounds Sterling x Dollar - 36.3 (b)	9	20	(8)
Swap CDI x Dollar - 36.3 (c)	(3)	(284)	7
Others	1	(2)	6
	(78)	(278)	(166)
Interest rate derivatives
Swap - CDI X IPCA	(41)	(36)	6
	(41)	(36)	6
Cash flow hedge on exports (*)	(4,585)	(4,720)	(3,136)
Recognized in Net finance income (expense)	(4,704)	(5,034)	(3,296)
Total	(4,783)	(5,342)	(3,666)
(*) As presented in note 29.3

	Guarantees given as collateral
	12.31.2021	12.31.2020
Commodity derivatives	15	13
Currency derivatives	27	78
Total	42	91

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of December 31, 2021 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(23)	-47
Future and forward contracts	Soybean oil - price changes	-	(8)	-17
Non-deliverable forwards (NDF)	Foreign currency - depreciation BRL x USD	-	(8)	(16)
		−	(39)	(80)
(*) The probable scenario was computed based on the fair value of oil and oil products prices at December 31, 2021. Reasonably possible and remote scenarios consider 25% and 50% deterioration in the associated risk variables, respectively.

The probable scenario uses market references, used in pricing models for oil, oil products and natural gas markets, and takes into account the closing price of the asset on December 31, 2021. Therefore, no variation is considered arising from outstanding operations in this scenario. The reasonably possible and remote scenarios reflect the potential effects on the statement of income from outstanding transactions, considering a variation in the closing price of 25% and 50%, respectively. To simulate the most unfavorable scenarios, the variation was applied to each asset according to open transactions: price decrease for long positions and increase for short positions.

36.2.	Risk management of crude oil and oil products prices

The Company is usually exposed to commodity price cycles, although it may use derivative instruments to hedge exposures related to prices of products purchased and sold to fulfill operational needs and in specific circumstances depending on business environment analysis and assessment of whether the targets of the Strategic Plan are being met.

a)	Crude Oil

In March 2020, in order to preserve the Company's liquidity, Petrobras approved a hedge strategy for exported oil already shipped but not priced mainly due to the high volatility at that time, both due to the effects of the oil price drop and the effects of the COVID-19 pandemic on the global oil consumption.

As a result of this strategy, from April 2020, transactions using forward (swap) and futures contracts were carried out. Forward transactions do not require initial disbursement, whereas future transactions require margin deposits, depending on the volume contracted. .

b)	Other commodity derivative transactions

Petrobras, by use of its assets, positions and market knowledge from its operations in Brazil and abroad, occasionally seeks to optimize some of its commercial operations in the international market, with the use of commodity derivatives to manage price risk.

36.3.	Foreign exchange risk management

The Company’s Risk Management Policy provides for, as an assumption, an integrated risk management that extends to the whole corporation, pursuing the benefit from the diversification of its businesses.

By managing its foreign exchange risk, the Company takes into account the cash flows derived from its operations as a whole. This concept is especially applicable to the risk relating to the exposure of the Brazilian Real against the U.S. dollar, in which future cash flows in U.S. dollar, as well as cash flows in Brazilian Real affected by the fluctuation between both currencies, such as cash flows derived from diesel and gasoline sales in the domestic market, are assessed in an integrated manner.

Accordingly, the financial risk management mainly involves structured actions encompassing the business of the Company.

Changes in the Real/U.S. dollar spot rate, as well as foreign exchange variation of the Real against other foreign currencies, may affect net income and the statement of financial position due to the exposures in foreign currencies, such as high probable future transactions, monetary items and firm commitments.

The Company seeks to mitigate the effect of potential variations in the Real/U.S. dollar spot rates mainly raising funds denominated in US dollars, aiming at reducing the net exposure between obligations and receipts in this currency, thus representing a form of structural protection that takes into account criteria of liquidity and cost competitiveness.

Foreign exchange variation on future exports denominated in U.S. Dollar in a given period are efficiently hedged by the US dollar debt portfolio taking into account changes in such portfolio over time.

The foreign exchange risk management strategy may involve the use of derivative financial instruments to hedge certain liabilities, mitigating foreign exchange rate risk exposure, especially when the Company is exposed to a foreign currency in which no cash inflows are expected, for example, the pounds sterling.

In the short-term, the foreign exchange risk is managed by applying resources in cash or cash equivalent denominated in Brazilian Real, U.S. Dollar or in another currency.

a)	Cash Flow Hedge involving the Company’s future exports

The carrying amounts, the fair value as of December 31, 2021, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.5805 exchange rate are set out below:

			Present value of hedging instrument notional value at 12.31.2021
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2022 to December 2031	72,640	405,370

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of January 1, 2021	61,502	319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	40,924	224,721
Exports affecting the statement of income	(14,354)	(77,269)
Principal repayments / amortization	(15,432)	(83,366)
Foreign exchange variation	-	21,676
Amounts designated as of December 31, 2021	72,640	405,370
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2021	84,083	469,225

According to the 2022-2026 Strategic Plan, there is an increase in expected exports, mainly as a result of the increase in Brent prices and, consequently, an increase in the value of highly probable future exports. As a result, the net exposure Dollar/Real observed during 2021 is reduced as of December 31, 2021, as presented in item (c) below.

In the year ended December 31, 2021, the Company recognized a US$ 15 gain within foreign exchange gains (losses) due to ineffectiveness (a US$ 1 loss in the same period of 2020).

The average ratio of future exports for which cash flow hedge accounting was designated to the highly probable future exports is 100%.

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of December 31, 2021 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2020	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(21,460)	7,296	(14,164)
Reclassified to the statement of income - occurred exports	4,172	(1,419)	2,753
Reclassified to the statement of income - exports no longer expected or not occurred	548	(187)	361
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	(3,949)	1,343	(2,606)
Reclassified to the statement of income - occurred exports	4,585	(1,557)	3,028
Balance at December 31, 2021	(36,621)	12,453	(24,168)

Additional hedging relationships may be revoked or additional reclassification adjustments from equity to the statement of income may occur as a result of changes in forecasted export prices and export volumes following a revision of the Company’s strategic plan. Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2022-2026, would not indicate a reclassification from equity to the statement of income.

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of December 31, 2021 is set out below:

	2022	2023	2024	2025	2026	2027	2028 a 2031	Total
Expected realization	(8,460)	(6,908)	(5,390)	(3,824)	(3,384)	(3,475)	(5,180)	(36,621)

Accounting policy for hedge accounting

At inception of the hedge relationship, the Company documents its objective and strategy, including identification of the hedging instrument, the hedged item, the nature of the hedged risk and evaluation of hedge effectiveness requirements.

Considering the natural hedge and the risk management strategy, the Company designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from proportions of its long-term debt obligations (denominated in U.S. dollars) and foreign exchange gain or loss of its highly probable U.S. dollar denominated future export revenues, so that gains or losses associated with the hedged transaction (the highly probable future exports) and the hedging instrument (debt obligations) are recognized in the statement of income in the same periods.

Foreign exchange gains and losses on proportions of debt obligations and lease liability (non-derivative financial instruments) have been designated as hedging instruments.

The highly probable future exports for each month are hedged by a proportion of the debt obligations with an equal US dollar nominal amount. Only a portion of the Company’s forecast exports are considered highly probable.

The Company’s future exports are exposed to the risk of variation in the Brazilian Real/U.S. dollar spot rate, which is offset by the converse exposure to the same type of risk with respect to its debt denominated in US dollar.

The hedge relationships are assessed on a monthly basis and they may cease and may be re-designated in order to achieve the risk management strategy.

Foreign exchange gains and losses relating to the effective portion of such hedges are recognized in other comprehensive income and reclassified to the statement of income within finance income (expense) in the periods when the hedged item affects the statement of income.

Whenever a portion of future exports for a certain period, for which their foreign exchange gains and losses hedging relationship has been designated is no longer highly probable, the Company revokes the designation and the cumulative foreign exchange gains or losses that have been recognized in other comprehensive income remain separately in equity until the forecast exports occur.

If future exports for which foreign exchange gains and losses hedging relationship has been designated is no longer expected to occur, any related cumulative foreign exchange gains or losses that have been recognized in other comprehensive income from the date the hedging relationship was designated to the date the Company revoked the designation is immediately recycled from equity to the statement of income.

In addition, when a financial instrument designated as a hedging instrument expires or settles, the Company may replace it with another financial instrument in a manner in which the hedge relationship continues to occur. Likewise, whenever a hedged transaction effectively occurs, its financial instrument previously designated as a hedging instrument may be designated for a new hedge relationship.

Gains or losses relating to the ineffective portion are immediately recognized in finance income (expense). Ineffectiveness may occur as hedged items and hedge instruments have different maturity dates and due to discount rate used to determine their present value.

b)	Information on ongoing contracts

Cross currency swap – Pounds Sterling x Dollar

In 2017, the Company, through its wholly owned subsidiary Petrobras Global Trading B.V. (PGT), entered into cross currency swaps maturing in 2026 and 2034, with notional amounts of £ 700 million and £ 600 million, respectively, in order to hedge its Pound/U.S. Dollar exposure arising from bonds issued amounting to £ 1,300.

After the repurchase of bonds, the current notional amount is £ 1,025.

Non-Deliverable Forward (NDF) – Euro x Dollar and Pounds Sterling x Dollar

In 2018, the Company, also through PGT, entered into non deliverable forwards, in other to reduce its euro x dollar and pounds sterling x dollar exposures raised by bonds issued.

The net notional amount of derivatives originally contracted were reduced to € 2,245 million and 164 million pounds sterling, respectively, in line with a lower exposure to the euro, provided by the repurchase of bonds in that currency throughout 2019.

As of December 31, 2020, net notional amount of pounds sterling x dollar derivative changed to 354 million pounds sterling, while the position in euros was terminated.

Swap contracts – IPCA x CDI and CDI x Dollar

In September 2019, Petrobras contracted a cross currency swap aiming to protect against exposure arising from the 7th issuance of debentures, settled on October 9, 2019, in the total notional amount of US$ 367 for IPCA x CDI operations, maturing in September 2029 and September 2034, and US$ 240 for CDI x U.S. Dollar operations, maturing in September 2024 and September 2029.

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 300 basis points	(7)
Parallel reduction of 300 basis points	21

c)	Sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with reasonably possible and remote scenarios (25% and 50% changes in the foreign exchange rates prevailing on December 31, 2021, respectively), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Financial Instruments	Exposure at 12.31.2021	Risk	Probable Scenario (*)	Reasonably possible Scenario (**)	Remote Scenario (**)
Assets	4,487		−	1,122	2,243
Liabilities	(92,548)	Dollar/Real	8	(23,137)	(46,274)
Exchange rate - Cross currency swap	(539)		−	(135)	(270)
Cash flow hedge on exports	72,641		(6)	18,160	36,320
	(15,959)		2	(3,990)	(7,981)
Assets	2	Euro/Real	−	1	1
Liabilities	(18)		−	(5)	(9)
	(16)		−	(4)	(8)
Assets	1,247	Euro/Dollar	(14)	312	624
Liabilities	(2,472)		27	(618)	(1,236)
	(1,225)		13	(306)	(612)
Assets	2	Pound/Real	−	1	1
Liabilities	(22)		−	(6)	(11)
	(20)		−	(5)	(10)
Assets	1,909	Pound/Dollar	(1)	477	955
Liabilities	(3,685)		2	(921)	(1,843)
Derivative - cross currency swap	1,381		(1)	345	691
	(395)		−	(99)	(197)
Total at December 31, 2021	(17,615)		15	(4,404)	(8,808)
(*)	At December 31, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 0% depreciation of the Real; Euro x U.S. Dollar: a 1.1% depreciation of the Euro; Pounds Sterling x U.S. Dollar: a 0.5% depreciation of the Pounds Sterling; Real x Euro: a 1.1% depreciation of the Real; and Real x Pounds Sterling - a 0.1% depreciation of the Real. Source: Focus and Thomson Reuters.
(**)	Reasonably possible and remote scenarios consider 25% and 50% change in the foreign exchange rates prevailing on December 31, 2021, respectively.

36.4.	Interest rate risk management

The Company considers that interest rate risk does not create a significant exposure and therefore, preferably does not use derivative financial instruments to manage interest rate risk, except for specific situations faced by certain subsidiaries of Petrobras.

The sensitivity analysis of interest rate risk presented in the table below is carried out for a 12-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 25% and 50% in these interest rates, respectively, maintaining all other variables constant.

Risk	Probable Scenario (*)	Reasonably possible Scenario (*)	Remote Scenario (*)
LIBOR 1M	−	−	−
LIBOR 3M	2	3	3
LIBOR 6M	333	376	419
CDI	128	160	192
TJLP	57	71	85
IPCA	82	102	122
	602	712	821
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.

36.5.	Liquidity risk management

The possibility of a shortage of cash or other financial assets in order to settle the Company’s obligations on the agreed dates is managed by the Company based on policies such as:

·	centralization of cash management, optimization of the level of cash and cash equivalents held and reduction of working capital;
·	maintenance of an adequate cash balance to ensure that cash need for investments and short-term obligations is met even in adverse market conditions;
·	increase in the average debt maturity, increase in funding sources from domestic and international markets (new markets and financial products); and
·	funds under the partnership and divestment program; and
·	revolving credit facilities with several financial institutions.

Following its liability management strategy, the Company regularly evaluates market conditions and may enter into transactions to repurchase its own securities or those of its affiliates, through a variety of means, including tender offers, make whole exercises and open market repurchases, in order to improve its debt repayment profile and cost of debt.

36.6.	Credit risk

Credit risk management in Petrobras aims to mitigate risk of not collecting receivables, financial deposits or collateral from third parties or financial institutions through efficient credit analysis, granting and management based on quantitative and qualitative parameters that are appropriate for each market segment in which the Company operates.

The commercial credit portfolio is broad and diversified and comprises clients from the domestic and foreign markets. Credit granted to financial institutions is related to collaterals received, cash surplus invested and derivative financial instruments. It is spread among “investment grade” international banks rated by international rating agencies and Brazilian banks with low credit risk.

36.6.1.	Credit quality of financial assets
a)	Trade and other receivables

Most of Petrobras's clients do not have a risk rating granted by rating agencies. Thus, for the definition and monitoring of credit limits, management evaluates the customer's field of activity, commercial relationship, financial relationship with Petrobras and its financial statements, among other aspects.

b)	Other financial assets

Credit quality of cash and cash equivalents, as well as marketable securities is based on external credit ratings provided by Standard & Poor’s, Moody’s and Fitch. The credit quality of those financial assets, that are neither past due nor considered to be credit impaired, are set out below:

	Cash and cash equivalents		Marketable securities

	12.31.2021	12.31.2020	12.31.2021	12.31.2020
AA	1,152	1,995	−	−
A	1,145	2,363	−	−
BBB	2,308	168	−	−
BB	3,672	4,154	−	−
AAA.br	530	673	694	652
AA.br	1,639	1,960	−	43
Other ratings	21	398	−	8
	10,467	11,711	694	703